Current and deferred income tax (Tables)	12 Months Ended
Jun. 30, 2018
Current And Deferred Income Tax
Schedule of income tax

The details of the provision for the Group’s income tax are as follows:

	06.30.18	06.30.17	06.30.16
Current income tax	(137,667)	(510,130)	(223,220)
Deferred income tax	(148,806)	(1,099,051)	(6,055,674)
Minimum presumed income tax	(33)	-	-
Income tax expense	(286,506)	(1,609,181)	(6,278,894)

Schedule of statutory taxes rates	The statutory tax rates in the countries where the Group operates for all of the years presented are:
Tax jurisdiction	Income tax rate
Argentina	35%
Uruguay	0%

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group as of June 30, 2018, 2017 and 2016 are expected to be recovered as follows:

	06.30.18	06.30.17
Deferred income tax asset to be recovered after more than 12 months	80,696	174,165
Deferred income tax asset to be recovered within 12 months	1,086,937	143,910
Deferred income tax asset	1,167,633	318,075

Deferred income tax liabilities to be recovered after more than 12 months	(12,356,539)	(9,435,983)
Deferred income tax liabilities to be recovered within 12 months	(175,856)	(2,085,978)
Deferred income tax liabilities	(12,532,395)	(11,521,961)
Deferred income tax, net	(11,364,762)	(11,203,886)

Schedule of the deferred income tax assets and liabilities

Deferred income tax (broken down into assets and liabilities) during the fiscal years ended June 30, 2018 and 2017, without considering offsetting balances within the same tax jurisdiction, is the following:

	06.30.17	(Charged) / Credited to the statement of income	Incorporation as result of business combination (Note 15)	06.30.18
Deferred income tax asset
Tax loss carry-forwards	158	851,966	1,472	853,596
Trade and other payables	270,839	11,119	-	281,958
Other	38,296	(7,191)	-	31,105
Trading properties	8,782	(7,808)	-	974
Subtotal deferred income tax assets	318,075	848,086	1,472	1,167,633

Deferred income tax liabilities
Investment properties	(11,060,948)	(809,615)	(13,542)	(11,884,105)
Property, plant and equipment and trading properties	(235,750)	(227,200)	-	(462,950)
Investments	(129,454)	33,131	-	(96,323)
Trade and other receivables	(67,439)	(4,287)	-	(71,726)
Other	(28,370)	11,181	-	(17,189)
Trade and other payables	-	(102)	-	(102)
Subtotal deferred income tax liabilities	(11,521,961)	(996,892)	(13,542)	(12,532,395)
Deferred income tax liabilities, net	(11,203,886)	(148,806)	(12,070)	(11,364,762)

	06.30.16	(Charged) / Credited to the statement of income	Incorporation as result of business combination (Note 15)	06.30.17
Deferred income tax asset
Tax loss carry-forwards	19,352	(19,194)	-	158
Trade and other payables	187,024	83,850	(35)	270,839
Others	29,601	7,722	973	38,296
Trading properties	(2,163)	10,945	-	8,782
Subtotal deferred income tax assets	233,814	83,323	938	318,075

Deferred income tax liabilities
Investment properties	(9,948,064)	(1,112,884)	-	(11,060,948)
Property, plant and equipment and trading properties	(173,976)	(61,774)	-	(235,750)
Investments	(87,985)	(34,217)	(7,252)	(129,454)
Trade and other receivables	(91,530)	24,091	-	(67,439)
Other	(30,780)	2,410	-	(28,370)
Subtotal deferred income tax liabilities	(10,332,335)	(1,182,374)	(7,252)	(11,521,961)
Deferred income tax liabilities, net	(10,098,521)	(1,099,051)	(6,314)	(11,203,886)

Schedule of tax loss carry forward

As of June 30, 2018, the tax loss carry-forwards of the Group and the jurisdictions which generated them are as follows:

Jurisdiction	Tax loss carry-forward	Date of generation	Date of expiration	Rate
Argentina	2,487	2014	2019	25%
Argentina	252	2015	2020	25%
Argentina	182	2016	2021	25%
Argentina	2,816	2017	2022	25%
Argentina	2,819,414	2018	2023	30%
Argentina	41,634	2018	2023	25%
	2,866,785

Schedule of reconciliation of income tax recognized

from applying the prevailing tax rate on the Profit Before Income Tax for the years ended June 30, 2018, 2017 and 2016:

	06.30.18	06.30.17	06.30.16
Profit for the year before income tax at the prevailing tax rate (i)	(5,357,337)	(1,746,909)	(6,346,363)
Tax effects of:
Rate change	4,729,172	-	-
Share of profit of associates and joint ventures (ii)	226,273	55,399	71,505
Non-taxable financial dividends	122,597	63,529	-
Non-taxable / non-deductible items	(7,223)	5,548	2,492
Derivative special tax	(846)	-	-
Difference between provisions and affidavits	1,077	-	-
Minimum presumed income tax	(33)	-	-
(Recovery) / expiration of carry-forwards	-	7,038	(7,038)
Results from revaluation of equity interest held before combination	-	2,666	-
Others	(186)	3,548	510
Income tax loss	(286,506)	(1,609,181)	(6,278,894)

(i)	Does not include Uruguayan-source income / (loss) of Ps. 635,853, as of June 30, 2018, (Ps.4,474) as of June 30, 2017 and Ps. 398,960 as of June 30, 2016.
(ii)	Does not include Uruguayan-source income / (loss) by pasticipation in associated and joint ventures of Ps. (6,969) and Ps. (5,580) as of June 30, 2018 and 2017.